Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		Share capital ILS (₪) shares	Share premium ILS (₪)	Treasury Shares ILS (₪)	Other reserves ILS (₪)	Retained earnings ILS (₪)	Total ILS (₪)	Non-Controlling interests ILS (₪)	ILS (₪)		Total USD ($)
Beginning balance at Dec. 31, 2015		₪ 3	₪ 1,057	[1]	₪ (47)	₪ 32	₪ 1,045	₪ 2,346
Beginning balance, shares at Dec. 31, 2015 | shares	[2]	29,889,045
Exercise of options in a subsidiary					(2)		(2)	6	₪ 4
Transactions with non-controlling interest, net of tax						722	722	128	850
Changes during:
Dividends to non-controlling interests								(1,062)
Dividend to shareholders						(355)	(355)		(355)
Other comprehensive profit (loss), net of tax					3	(7)	(4)	(11)
Net profit (loss) for the year						(236)	(236)	724	488
Comprehensive profit (loss) for the year					3	(243)	(240)	713	473
Ending balance at Dec. 31, 2016		₪ 3	1,057	[1]	(46)	156	1,170	2,131
Ending balance, shares at Dec. 31, 2016 | shares	[2]	29,889,045
Changes during:
Dividends to non-controlling interests								(948)
Other comprehensive profit (loss), net of tax					1	(3)	(2)	(6)
Net profit (loss) for the year						78	78	663	741
Comprehensive profit (loss) for the year					1	75	76	657	733
Ending balance at Dec. 31, 2017		₪ 3	1,057	[1]	(45)	231	1,246	1,840	3,086		$ 823
Ending balance, shares at Dec. 31, 2017 | shares	[2]	29,889,045
Changes during:
Dividends to non-controlling interests								(505)	(505)		(134)
Other comprehensive profit (loss), net of tax					7	4	11	31	42		11
Net profit (loss) for the year						(1,029)	(1,029)	(830)	(1,859)	[3]	(496)
Comprehensive profit (loss) for the year					7	(1,025)	(1,018)	(799)	(1,817)	[3]	(485)
Ending balance at Dec. 31, 2018		₪ 3	₪ 1,057	[1]	₪ (38)	₪ (794)	₪ 228	₪ 536	₪ 764	[3]	$ 204
Ending balance, shares at Dec. 31, 2018 | shares	[2]	29,889,045

[1]	Represents an amount less than NIS 1.
[2]	Net of treasury shares.
[3]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.